AllianzGI Institutional Multi-Series Trust
AllianzGI Advanced Core Bond Portfolio
AllianzGI Best Styles Global Managed Volatility Portfolio
AllianzGI Global Small-Cap Opportunities Portfolio
AllianzGI International Growth Portfolio

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

June 30, 2019 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—58.7%

Aerospace & Defense—1.4%
General Dynamics Corp.,
3.375%, 5/15/23	$100	$104,511
Northrop Grumman Corp.,
2.08%, 10/15/20	750	748,506
United Technologies Corp.,
1.90%, 5/4/20	350	348,898
3.35%, 8/16/21	200	204,412
4.15%, 5/15/45	50	53,995

		1,460,322

Agriculture—1.4%
Altria Group, Inc.,
5.375%, 1/31/44	200	214,815
Cargill, Inc. (a)(b),
3.05%, 4/19/21	500	506,873
Philip Morris International, Inc.,
2.00%, 2/21/20	800	797,822

		1,519,510

Auto Manufacturers—5.8%
American Honda Finance Corp.,
1.95%, 7/20/20	500	498,541
2.00%, 2/14/20	800	798,672
BMW U.S. Capital LLC (a)(b),
3.45%, 4/12/23	350	360,927
Daimler Finance North America LLC (a)(b),
2.00%, 7/6/21	500	494,652
2.30%, 2/12/21	750	747,178
Ford Motor Credit Co. LLC,
2.681%, 1/9/20	350	349,882
General Motors Co.,
5.15%, 4/1/38	200	198,171
General Motors Financial Co., Inc.,
2.65%, 4/13/20	350	350,824
3.95%, 4/13/24	150	153,303
4.35%, 4/9/25	200	206,392
Harley-Davidson Financial Services, Inc., Ser. SR (a)(b),
3.55%, 5/21/21	350	355,434
Kia Motors Corp. (a)(b),
3.50%, 10/25/27	250	247,376
PACCAR Financial Corp.,
1.65%, 8/11/21	500	494,174
2.30%, 8/10/22	250	250,481
Toyota Motor Credit Corp.,
1.95%, 4/17/20	800	798,678

		6,304,685

Banks—24.4%
Banco Bilbao Vizcaya Argentaria S.A.,
3.00%, 10/20/20	1,000	1,007,071
Banco Santander S.A.,
3.80%, 2/23/28	200	203,967

	Principal Amount (000s)	Value*
Bank of America Corp.,
4.00%, 4/1/24	$200	$213,582
5.625%, 7/1/20	600	619,535
Bank of Montreal,
2.10%, 6/15/20	850	848,578
2.35%, 9/11/22	200	200,687
Bank of New York Mellon Corp.,
2.60%, 2/7/22	800	808,588
Bank of Nova Scotia,
1.85%, 4/14/20	350	349,088
1.875%, 4/26/21	798	796,305
2.15%, 7/14/20	850	851,457
2.80%, 7/21/21	300	303,481
Barclays PLC,
2.75%, 11/8/19	850	850,472
4.375%, 1/12/26	350	363,534
4.95%, 1/10/47	300	316,416
BNG Bank NV (a)(b),
1.625%, 4/19/21	800	795,879
2.375%, 3/16/26	500	509,945
3.125%, 11/8/21	600	617,526
BNZ International Funding Ltd. (a)(b),
3.375%, 3/1/23	300	308,367
Citigroup, Inc.,
4.50%, 1/14/22	300	315,590
4.65%, 7/30/45	100	115,502
8.125%, 7/15/39	200	318,678
Commonwealth Bank of Australia (a)(b),
2.85%, 5/18/26	500	504,124
Deutsche Bank AG,
3.375%, 5/12/21	400	396,823
Dexia Credit Local S.A. (a)(b),
3.25%, 9/26/23	250	261,863
Fifth Third Bancorp,
2.60%, 6/15/22	200	201,429
Goldman Sachs Group, Inc., Ser. D,
6.00%, 6/15/20	400	413,368
ING Bank NV (a)(b),
2.625%, 12/5/22	750	760,122
ING Groep NV,
4.10%, 10/2/23	250	264,257
JPMorgan Chase & Co.,
3.625%, 5/13/24	200	210,629
4.40%, 7/22/20	800	817,982
KeyCorp,
4.10%, 4/30/28	200	217,886
Kreditanstalt fuer Wiederaufbau,
2.875%, 4/3/28	350	372,392
Landwirtschaftliche Rentenbank,
2.50%, 11/15/27, Ser. 37	400	412,958
3.125%, 11/14/23	600	632,372
Lloyds Banking Group PLC,
4.05%, 8/16/23	200	208,746
4.375%, 3/22/28	200	212,635
Macquarie Bank Ltd. (a)(b),
3.90%, 1/15/26	500	524,411

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value*
Mitsubishi UFJ Financial Group, Inc.,
3.677%, 2/22/27	$200	$212,073
Mizuho Financial Group, Inc.,
3.17%, 9/11/27	200	205,030
Morgan Stanley,
2.50%, 4/21/21	500	500,944
2.80%, 6/16/20	850	853,994
4.375%, 1/22/47	100	111,490
National Australia Bank Ltd.,
2.625%, 1/14/21	200	200,999
Oesterreichische Kontrollbank AG,
1.75%, 1/24/20	800	797,937
Royal Bank of Canada,
1.875%, 2/5/20	196	195,563
2.125%, 3/2/20	450	449,550
2.30%, 3/22/21	700	701,264
3.35%, 10/22/21 (a)(b)	350	360,783
Royal Bank of Scotland Group PLC,
3.875%, 9/12/23	300	307,605
Santander UK PLC,
4.00%, 3/13/24	400	421,969
State Street Corp.,
2.55%, 8/18/20	850	854,052
Toronto-Dominion Bank,
1.80%, 7/13/21	400	397,034
2.25%, 3/15/21 (a)(b)	750	752,209
Wells Fargo & Co.,
2.50%, 3/4/21	600	601,259
Ser. M, 3.45%, 2/13/23	100	102,710
Wells Fargo Bank N.A.,
3.625%, 10/22/21	250	257,344
Westpac Banking Corp.,
2.00%, 3/3/20	350	349,637
2.85%, 5/13/26	600	605,798

		26,365,489

Biotechnology—0.1%
Amgen, Inc.,
2.25%, 8/19/23	100	99,443

Building Materials—0.3%
CRH America Finance, Inc. (a)(b),
3.95%, 4/4/28	350	360,916

Chemicals—1.1%
Dow Chemical Co.,
7.375%, 11/1/29	300	395,328
Ecolab, Inc.,
2.375%, 8/10/22	250	250,534
Nutrien Ltd.,
4.00%, 12/15/26	300	313,436
Syngenta Finance NV (a)(b),
3.933%, 4/23/21	200	203,609

		1,162,907

	Principal Amount (000s)	Value*

Computers—0.9%
Apple, Inc.,
2.25%, 2/23/21	$500	$501,623
4.65%, 2/23/46	200	237,000
International Business Machines Corp.,
2.50%, 1/27/22	200	201,271

		939,894

Consumer Products—0.9%
Colgate-Palmolive Co.,
3.70%, 8/1/47	100	107,379
Procter & Gamble Co.,
1.90%, 10/23/20	300	299,708
3.50%, 10/25/47	100	106,788
Unilever Capital Corp.,
1.80%, 5/5/20	450	449,008

		962,883

Electric Utilities—1.9%
Consolidated Edison Co. of New York, Inc.,
Ser. 12-A, 4.20%, 3/15/42	200	215,506
4.50%, 5/15/58	150	167,984
Electricite de France S.A. (a)(b),
4.875%, 1/22/44	100	110,513
Enel Finance International NV,
6.80%, 9/15/37	150	191,143
Florida Power & Light Co.,
3.70%, 12/1/47	200	209,254
3.95%, 3/1/48	100	109,543
Georgia Power Co., Ser. C,
2.00%, 9/8/20	500	497,219
PPL Electric Utilities Corp.,
4.15%, 6/15/48	150	166,538
State Grid Overseas Investment 2016 Ltd. (a)(b),
3.75%, 5/2/23	350	364,192

		2,031,892

Electronics—0.3%
Tyco Electronics Group S.A.,
3.45%, 8/1/24	300	311,048

Food & Beverage—2.8%
Anheuser-Busch Cos. LLC,
4.90%, 2/1/46	150	166,975
Diageo Capital PLC,
3.00%, 5/18/20	350	351,866
3.875%, 4/29/43	150	161,433
General Mills, Inc.,
2.60%, 10/12/22	150	150,749
Kellogg Co.,
3.25%, 5/14/21	350	355,897
3.40%, 11/15/27	250	255,017

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value*
Keurig Dr. Pepper, Inc.,
4.42%, 12/15/46	$200	$200,633
Kraft Heinz Foods Co.,
4.00%, 6/15/23	150	156,913
5.375%, 2/10/20	400	406,615
Kroger Co.,
3.70%, 8/1/27	100	103,097
4.65%, 1/15/48	200	201,521
Nestle Holdings, Inc. (a)(b),
3.50%, 9/24/25	250	266,128
PepsiCo, Inc.,
2.15%, 10/14/20	300	300,274

		3,077,118

Healthcare-Products—0.0%
Thermo Fisher Scientific, Inc.,
4.10%, 8/15/47	50	53,503

Insurance—0.8%
Allstate Corp.,
3.28%, 12/15/26	200	209,671
MetLife, Inc.,
5.70%, 6/15/35	400	513,259
Prudential Financial, Inc.,
4.35%, 2/25/50	100	111,810

		834,740

Internet—0.3%
Alphabet, Inc.,
3.375%, 2/25/24	300	317,405

Iron/Steel—0.1%
Nucor Corp.,
4.40%, 5/1/48	150	163,073

IT Services—0.3%
International Business Machines Corp.,
1.90%, 1/27/20	350	350,295

Machinery-Construction & Mining—0.2%
Caterpillar Financial Services Corp.,
3.15%, 9/7/21	250	255,106

Machinery-Diversified—1.0%
CNH Industrial Capital LLC,
4.875%, 4/1/21	150	155,015
John Deere Capital Corp.,
1.95%, 6/22/20	650	648,286
2.65%, 6/24/24	250	253,094

		1,056,395

Media—1.4%
CBS Corp.,
3.70%, 6/1/28	300	305,074
Comcast Corp.,
6.45%, 3/15/37	200	270,417

	Principal Amount (000s)	Value*
Discovery Communications LLC,
3.80%, 3/13/24	$500	$518,848
6.35%, 6/1/40	50	59,117
Time Warner Cable LLC,
6.75%, 6/15/39	300	351,947

		1,505,403

Mining—0.6%
BHP Billiton Finance USA Ltd.,
2.875%, 2/24/22	200	203,480
Glencore Funding LLC (a)(b),
3.00%, 10/27/22	450	453,247

		656,727

Miscellaneous Manufacturing—0.7%
General Electric Co.,
5.50%, 1/8/20	400	406,755
Siemens Financieringsmaatschappij NV (a)(b),
4.40%, 5/27/45	300	340,710

		747,465

Oil, Gas & Consumable Fuels—4.1%
BP Capital Markets PLC,
2.315%, 2/13/20	600	599,914
3.723%, 11/28/28	100	107,495
CNOOC Nexen Finance 2014 ULC,
4.25%, 4/30/24	300	318,819
Equinor ASA,
2.65%, 1/15/24	400	406,481
2.90%, 11/8/20	400	404,334
KazMunayGas National Co. JSC (a)(b),
4.75%, 4/24/25	200	213,538
Occidental Petroleum Corp.,
3.00%, 2/15/27	300	297,631
Petroleos Mexicanos,
5.375%, 3/13/22	500	504,087
Phillips 66,
4.875%, 11/15/44	200	224,135
Shell International Finance BV,
2.125%, 5/11/20	850	852,035
3.75%, 9/12/46	50	52,978
6.375%, 12/15/38	150	211,655
Total Capital International S.A.,
3.455%, 2/19/29	200	212,981

		4,406,083

Paper & Forest Products—0.1%
International Paper Co.,
4.35%, 8/15/48	150	147,081

Pharmaceuticals—2.2%
CVS Health Corp.,
4.10%, 3/25/25	250	263,750
Eli Lilly & Co.,
2.35%, 5/15/22	100	100,817

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value*
GlaxoSmithKline Capital, Inc.,
3.625%, 5/15/25	$200	$212,764
Johnson & Johnson,
1.95%, 11/10/20	300	300,178
4.375%, 12/5/33	100	117,930
Merck & Co., Inc.,
3.40%, 3/7/29	100	106,506
Novartis Capital Corp.,
1.80%, 2/14/20	600	599,705
Pfizer, Inc.,
2.75%, 6/3/26	200	203,001
3.60%, 9/15/28	250	268,809
4.00%, 3/15/49	200	218,317

		2,391,777

Pipelines—0.6%
Energy Transfer Partners L.P., Ser. 30Y,
6.00%, 6/15/48	150	171,974
Enterprise Products Operating LLC,
4.85%, 3/15/44	100	111,204
Kinder Morgan, Inc.,
3.15%, 1/15/23	350	356,111

		639,289

Retail—1.2%
Macy’s Retail Holdings, Inc.,
4.50%, 12/15/34	200	184,234
Walgreens Boots Alliance, Inc.,
4.50%, 11/18/34	250	257,335
Walmart, Inc.,
3.125%, 6/23/21	800	817,789

		1,259,358

Software—0.7%
Oracle Corp.,
2.625%, 2/15/23	750	760,864

Telecommunications—1.7%
AT&T, Inc.,
4.80%, 6/15/44	300	316,959
Cisco Systems, Inc.,
2.45%, 6/15/20	700	701,902
5.50%, 1/15/40	250	330,001
Deutsche Telekom International Finance BV (a)(b),
4.75%, 6/21/38	150	165,659
Verizon Communications, Inc.,
5.25%, 3/16/37	150	180,448
5.50%, 3/16/47	100	126,657

		1,821,626

Tobacco—0.3%
Philip Morris International, Inc.,
2.375%, 8/17/22	200	200,601
6.375%, 5/16/38	100	132,195

		332,796

	Principal Amount (000s)	Value*

Transportation—1.1%
CSX Corp.,
2.60%, 11/1/26	$150	$148,583
FedEx Corp.,
3.40%, 2/15/28	150	154,670
4.10%, 4/15/43	150	145,891
United Parcel Service, Inc.,
2.05%, 4/1/21	750	748,673

		1,197,817

Total Corporate Bonds & Notes (cost—$62,256,759)		63,492,910

U.S. GOVERNMENT AGENCY SECURITIES—27.5%

Fannie Mae,
2.50%, 7/18/34 MBS, TBA, 15 Year (c)	4,540	4,569,794
3.00%, 7/18/34 MBS, TBA, 15 Year (c)	380	387,394
3.00%, 7/15/49 MBS, TBA, 30 Year (c)	6,020	6,069,076
3.50%, 7/15/49 MBS, TBA, 30 Year (c)	7,150	7,308,082
4.00%, 7/15/49 MBS, TBA, 30 Year (c)	1,830	1,891,084
4.50%, 7/15/49 MBS, TBA, 30 Year (c)	2,680	2,800,652
6.625%, 11/15/30	100	142,731
Freddie Mac,
4.00%, 8/1/44	106	111,517
6.25%, 7/15/32	100	144,234
Ginnie Mae, MBS, TBA, 30 Year (c),
3.00%, 7/22/49	3,590	3,666,989
3.50%, 7/22/49	2,500	2,581,836

Total U.S. Government Agency Securities (cost—$29,555,719)		29,673,389

U.S. TREASURY OBLIGATIONS—24.5%

U.S. Treasury Bonds,
2.25%, 8/15/46	1,000	944,219
2.50%, 2/15/45	920	916,047
2.75%, 8/15/47	1,200	1,251,375
3.125%, 2/15/42	855	955,863
3.125%, 2/15/43	800	891,937
3.375%, 11/15/48	1,250	1,470,117
3.50%, 2/15/39	50	59,375
4.75%, 2/15/37	200	273,812
4.75%, 2/15/41	400	559,500
5.50%, 8/15/28	100	129,351
6.00%, 2/15/26	1,800	2,262,516
6.25%, 5/15/30	400	564,219
U.S. Treasury Notes,
1.50%, 8/15/26	200	194,797
1.625%, 5/15/26	350	344,285
1.75%, 10/31/20	3,820	3,813,733

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value*
1.75%, 1/31/23	$60	$60,033
1.875%, 10/31/22	100	100,477
2.00%, 11/15/26	300	302,203
2.125%, 6/30/22	100	101,172
2.125%, 3/31/24	100	101,633
2.125%, 9/30/24	2,300	2,338,812
2.125%, 5/15/25	2,400	2,440,125
2.25%, 11/15/27	200	204,750
2.50%, 1/15/22	2,100	2,139,539
2.625%, 12/31/23	1,000	1,037,266
2.625%, 2/15/29	1,900	2,002,867
2.875%, 5/15/28	950	1,019,766

Total U.S. Treasury Obligations (cost—$25,500,262)		26,479,789

SOVEREIGN DEBT OBLIGATIONS—14.6%

Argentina—0.2%
Argentine Republic Government International Bond,
4.625%, 1/11/23	300	242,625

Brazil—0.3%
Brazilian Government International Bond,
4.25%, 1/7/25	300	316,400

Canada—2.0%
Export Development Canada,
2.50%, 1/24/23	700	716,270
Province of Alberta Canada,
1.90%, 12/6/19	350	349,487
3.30%, 3/15/28	500	536,597
Province of Quebec Canada,
2.875%, 10/16/24	500	521,939

		2,124,293

Chile—0.6%
Chile Government International Bond,
3.25%, 9/14/21	400	409,660
3.86%, 6/21/47	200	216,386

		626,046

Colombia—0.3%
Colombia Government International Bond,
5.00%, 6/15/45	300	331,987

Croatia—0.5%
Croatia Government International Bond,
6.75%, 11/5/19	500	506,941

Germany—0.2%
FMS Wertmanagement AoeR,
1.75%, 1/24/20	200	199,560

	Principal Amount (000s)	Value*

Indonesia—0.3%
Indonesia Government International Bond,
3.75%, 4/25/22	$350	$359,529

Japan—0.5%
Japan Bank for International Cooperation,
2.125%, 7/21/20	500	500,074

Korea (Republic of)—0.7%
Export-Import Bank of Korea,
2.50%, 11/1/20	400	401,419
3.625%, 11/27/23	300	315,538

		716,957

Latvia—0.6%
Latvia Government International Bond,
2.75%, 1/12/20	700	700,896

Lithuania—0.5%
Lithuania Government International Bond (a)(b),
7.375%, 2/11/20	500	515,420

Mexico—0.2%
Mexico Government International Bond,
4.60%, 2/10/48	250	258,495

Morocco—0.2%
Morocco Government International Bond,
4.25%, 12/11/22	200	209,353

Norway—0.5%
Kommunalbanken AS (a)(b),
3.125%, 10/18/21	500	513,966

Panama—0.1%
Panama Government International Bond,
7.125%, 1/29/26	100	125,075

Peru—0.1%
Peruvian Government International Bond,
4.125%, 8/25/27	100	111,456

Philippines—0.3%
Philippine Government International Bond,
6.50%, 1/20/20	300	306,789

Sri Lanka—0.3%
Sri Lanka Government International Bond (a)(b),
5.75%, 4/18/23	350	347,649

Supranational—3.2%
Asian Development Bank,
1.625%, 3/16/21	700	696,874
3.125%, 9/26/28	300	325,886
Corp. Andina de Fomento,
2.20%, 7/18/20	850	847,621
3.25%, 2/11/22	500	510,792

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

June 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value*
European Investment Bank,
4.875%, 2/15/36	$250	$329,112
Nordic Investment Bank,
2.25%, 2/1/21	800	804,349

		3,514,634

Sweden—2.4%
Kommuninvest I Sverige AB (a)(b),
2.75%, 10/22/20	800	807,749
Svensk Exportkredit AB,
1.75%, 5/18/20	350	348,768
2.875%, 5/22/21	800	814,674
3.125%, 11/8/21	600	616,676

		2,587,867

United States—0.6%
Inter-American Development Bank,
3.125%, 9/18/28	600	652,174

Total Sovereign Debt Obligations (cost—$15,488,899)		15,768,186

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $948,040; collateralized by U.S. Treasury Inflation Indexed Notes, 0.25%, due 1/15/25, valued at $967,772 including accrued interest (cost—$948,000)	948	948,000

Total Investments (cost—$133,749,639)—126.2%		136,362,274

Liabilities in excess of other assets (d)—(26.2)%		(28,277,316)

Net Assets—100.0%		$108,084,958

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $12,770,965, representing 11.8% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $12,770,965, representing 11.8% of net assets.

(c)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2019.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Depreciation
Short position contracts:
2-Year U.S. Treasury Note	(72)	9/30/19	$(14,400)	$(15,493)	$(114,730)

(e)

At June 30, 2019, the Portfolio pledged $246,659 in cash as collateral for futures contracts. The Fund also held U.S. Treasury Obligations valued at $117,272 as collateral for TBA securities. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Glossary:

MBS—Mortgage-Backed Securities

TBA—To Be Announced

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

June 30, 2019 (unaudited)

	Shares	Value*

COMMON STOCK—97.4%

Australia—0.8%
Brickworks Ltd.	7,935	$90,837
Regis Resources Ltd.	29,208	108,457
Saracen Mineral Holdings Ltd. (e)	47,419	122,759
St. Barbara Ltd.	28,085	58,003

		380,056

Austria—0.1%
Flughafen Wien AG	961	43,109
Telekom Austria AG (e)	3,219	24,305

		67,414

Belgium—0.3%
Ageas	1,836	95,546
Elia System Operator S.A.	999	73,668

		169,214

Brazil—0.0%
Suzano S.A.	1,660	14,201

Canada—1.0%
Cascades, Inc.	673	5,417
Cogeco Communications, Inc.	1,783	128,229
Dream Global Real Estate Investment Trust REIT	5,020	52,326
Fairfax Financial Holdings Ltd.	296	145,284
George Weston Ltd.	1,126	85,442
InterRent Real Estate Investment Trust REIT	4,129	43,511
Killam Apartment Real Estate Investment Trust REIT	2,174	31,194
Valener, Inc.	682	13,447

		504,850

Chile—0.1%
Empresas CMPC S.A.	20,000	54,898

China—2.3%
BOC Aviation Ltd. (a)	15,500	129,896
China Construction Bank Corp., Class H	186,748	160,977
China Dongxiang Group Co., Ltd.	68,883	8,469
China Everbright Greentech Ltd. (a)	66,000	42,951
China Mobile Ltd.	9,000	81,933
China SCE Group Holdings Ltd.	198,000	95,426
Golden Eagle Retail Group Ltd.	20,000	23,298
Guangdong Investment Ltd.	28,000	55,362
Jiangsu Expressway Co., Ltd., Class H	16,811	23,926
Postal Savings Bank of China Co., Ltd., Class H (a)	143,000	84,966
Shenzhen Expressway Co., Ltd., Class H	86,300	103,741
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	41,000	21,213
Tencent Holdings Ltd.	3,600	162,862
XTEP International Holdings Ltd.	23,349	14,089
Yadea Group Holdings Ltd. (a)	58,000	18,508

	Shares	Value*
Yuexiu Real Estate Investment Trust REIT	59,000	$40,323
Yuexiu Transport Infrastructure Ltd.	80,000	65,337
Yuzhou Properties Co., Ltd.	63,204	29,690

		1,162,967

Czech Republic—0.4%
CEZ AS	4,782	115,563
Moneta Money Bank AS (a)	14,893	51,039
O2 Czech Republic AS	4,201	41,614

		208,216

Denmark—0.2%
Scandinavian Tobacco Group A/S, Class A (a)	884	10,302
Solar A/S, Class B	333	16,031
Spar Nord Bank A/S	733	6,455
Topdanmark A/S	787	44,416

		77,204

Finland—0.7%
DNA Oyj	2,567	61,301
Elisa Oyj	2,397	116,957
Neste Oyj	5,064	172,163

		350,421

France—1.1%
Cegereal S.A. REIT	1,987	87,214
Eiffage S.A.	1,216	120,177
Klepierre S.A. REIT	3,964	132,805
Nexity S.A.	633	27,354
Orpea	50	6,031
SEB S.A.	36	6,476
Vinci S.A.	1,913	195,366

		575,423

Germany—0.9%
BASF SE	1,243	90,428
Siemens Healthineers AG (a)	1,205	50,776
TAG Immobilien AG (e)	4,536	104,773
Talanx AG (e)	2,265	98,152
TLG Immobilien AG	1,775	51,973
WCM Beteiligungs & Grundbesitz AG	5,562	29,662

		425,764

Hong Kong—1.8%
China Water Affairs Group Ltd.	30,000	29,539
CK Hutchison Holdings Ltd.	8,203	80,912
CLP Holdings Ltd.	42,219	465,245
Fairwood Holdings Ltd.	11,000	37,891
Hang Seng Bank Ltd.	2,700	67,204
Hui Xian Real Estate Investment Trust REIT	50,000	24,754
NWS Holdings Ltd.	19,000	39,079
Swire Pacific Ltd., Class A	10,344	127,099
Yue Yuen Industrial Holdings Ltd.	2,802	7,686

		879,409

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

June 30, 2019 (unaudited) (continued)

	Shares	Value*
Hungary—0.3%
Magyar Telekom Telecommunications PLC	38,780	$57,498
MOL Hungarian Oil & Gas PLC	5,827	64,687
OTP Bank Nyrt	994	39,582

		161,767

Indonesia—0.1%
Telekomunikasi Indonesia Persero Tbk PT	200,000	58,617

Ireland—0.0%
Irish Residential Properties REIT PLC	3,629	6,957

Israel—0.9%
Bank Leumi Le-Israel BM	20,479	148,023
Israel Discount Bank Ltd., Class A	31,996	130,461
Mizrahi Tefahot Bank Ltd. (e)	5,794	133,842
Shufersal Ltd.	2,678	17,866

		430,192

Italy—1.2%
Enav SpA (a)	6,976	39,595
Enel SpA	18,071	126,059
Eni SpA	3,676	61,122
Hera SpA	27,951	106,913
Snam SpA	50,083	249,154

		582,843

Japan—11.9%
Aeon Co., Ltd.	6,600	113,582
ANA Holdings, Inc.	5,354	177,465
Aoyama Trading Co., Ltd.	189	3,710
Asahi Group Holdings Ltd.	3,800	171,071
Astellas Pharma, Inc.	16,908	240,952
Canon, Inc.	3,190	93,413
Cawachi Ltd.	900	16,720
DCM Holdings Co., Ltd.	9,875	97,156
Doutor Nichires Holdings Co., Ltd.	3,649	69,167
DTS Corp.	4,002	83,602
DyDo Group Holdings, Inc.	974	41,893
Fuji Oil Holdings, Inc.	1,884	56,832
Fuji Soft, Inc.	2,028	89,159
FUJIFILM Holdings Corp.	4,379	222,321
Fukuyama Transporting Co., Ltd.	554	20,084
Geo Holdings Corp.	864	11,078
Ichigo Office REIT Investment REIT	14	13,284
Idemitsu Kosan Co., Ltd.	2,378	71,923
ITOCHU Corp.	8,100	155,172
Japan Airlines Co., Ltd.	5,680	181,281
Japan Wool Textile Co., Ltd.	5,300	41,449
Kagome Co., Ltd.	1,000	23,278
Kajima Corp.	9,100	125,165
Kandenko Co., Ltd.	4,500	37,676
Kato Sangyo Co., Ltd.	600	18,254
KDDI Corp.	5,900	150,135
Kyowa Exeo Corp.	3,700	92,332
Kyudenko Corp.	2,100	63,235
LaSalle Logiport REIT (e)	68	80,550

	Shares	Value*
McDonald’s Holdings Co. Japan Ltd.	3,400	$150,006
Mirait Holdings Corp.	6,200	92,010
Mitsubishi Corp.	4,600	121,557
Mitsubishi Research Institute, Inc.	700	21,874
Morinaga Milk Industry Co., Ltd.	2,800	110,871
NET One Systems Co., Ltd.	4,600	127,209
Nichias Corp.	2,802	50,503
Nihon Unisys Ltd.	4,179	140,581
Nippon Telegraph & Telephone Corp.	9,744	453,970
Nishimatsu Construction Co., Ltd.	4,000	77,288
NTT DOCOMO, Inc.	23,457	547,297
Obayashi Corp.	8,373	82,714
Okumura Corp.	2,100	64,356
Raito Kogyo Co., Ltd.	4,537	58,042
Rengo Co., Ltd.	3,800	30,594
S Foods, Inc.	728	24,750
Sankyo Co., Ltd.	3,100	112,400
Sekisui House Ltd.	8,100	133,460
Senko Group Holdings Co., Ltd.	5,604	44,340
Shibaura Electronics Co., Ltd.	200	5,400
Shimachu Co., Ltd.	2,100	48,929
Sumitomo Corp.	9,400	142,768
Sumitomo Dainippon Pharma Co., Ltd.	532	10,128
Sumitomo Densetsu Co., Ltd.	1,200	19,090
Sushiro Global Holdings Ltd.	1,900	113,531
T-Gaia Corp.	1,700	32,203
Takasago Thermal Engineering Co., Ltd.	4,503	74,398
Takeda Pharmaceutical Co., Ltd.	5,657	201,235
Tokyo Electron Ltd.	900	126,500
Tokyo Gas Co., Ltd.	3,700	87,216
Tokyu Construction Co., Ltd.	4,800	32,493
Toshiba Plant Systems & Services Corp.	3,300	62,137
Tv Tokyo Holdings Corp.	934	20,327
Yurtec Corp.	1,868	12,804

		5,994,920

Korea (Republic of)—1.0%
Daekyo Co., Ltd.	2,318	12,603
Easy Bio, Inc.	1,107	5,618
Hansol Paper Co., Ltd.	1,424	18,097
KC Co., Ltd.	210	2,482
KT Corp.	660	16,205
KT&G Corp.	1,154	98,477
Kukdo Chemical Co., Ltd.	388	15,588
Orange Life Insurance Ltd. (a)	1,691	46,361
Samjin Pharmaceutical Co., Ltd.	628	16,344
Samsung Electronics Co., Ltd.	5,499	223,921
Ubiquoss Holdings, Inc.	1,318	53,847

		509,543

Malaysia—1.2%
Hong Leong Bank Bhd.	21,000	96,613
Hong Leong Financial Group Bhd.	2,400	10,762
Malayan Banking Bhd.	90,500	194,572
MISC Bhd.	15,800	27,348
Petronas Chemicals Group Bhd.	15,200	30,898
Public Bank Bhd.	17,500	97,447

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

June 30, 2019 (unaudited) (continued)

	Shares	Value*
Tenaga Nasional Bhd.	38,300	$128,406
VS Industry Bhd.	38,900	10,365

		596,411

Mexico—0.2%
Banco del Bajio S.A. (a)	18,100	36,249
Qualitas Controladora S.A.B. de C.V.	19,100	53,597

		89,846

Morocco—0.0%
Douja Promotion Groupe Addoha S.A.	10,225	10,516

Netherlands—0.9%
ASR Nederland NV	2,424	98,490
Coca-Cola European Partners PLC	1,317	74,411
Koninklijke Ahold Delhaize NV	6,070	136,270
NN Group NV	2,770	111,351
Vastned Retail NV REIT	1,069	34,518

		455,040

New Zealand—0.3%
Air New Zealand Ltd.	32,303	57,587
Arvida Group Ltd.	26,315	24,396
Summerset Group Holdings Ltd.	16,234	60,766
Tourism Holdings Ltd.	3,878	9,855

		152,604

Norway—0.2%
B2Holding ASA	5,084	5,602
Elkem ASA (a)	15,298	43,185
Mowi ASA	2,253	52,718

		101,505

Peru—0.1%
Ferreycorp SAA	40,342	27,688

Poland—0.2%
Asseco Poland S.A.	4,650	66,381
Ciech S.A.	1,701	19,037

		85,418

Singapore—1.4%
Accordia Golf Trust UNIT	37,500	14,690
CapitaLand Mall Trust REIT	90,400	175,807
China Aviation Oil Singapore Corp., Ltd.	6,900	6,739
Fortune Real Estate Investment Trust REIT	66,000	90,733
Frasers Logistics & Industrial Trust REIT	106,900	95,649
Oversea-Chinese Banking Corp., Ltd.	15,300	129,058
Sheng Siong Group Ltd.	33,900	27,558
Singapore Airlines Ltd.	26,000	178,161
Sino Grandness Food Industry Group Ltd. (e)	77,400	3,375

		721,770

South Africa—0.0%
Astral Foods Ltd.	1,214	13,360

Spain—0.2%
Ebro Foods S.A.	2,242	47,973
Iberdrola S.A.	5,135	51,125

	Shares	Value*
Lar Espana Real Estate Socimi S.A. REIT	1,947	$15,094

		114,192

Sweden—0.3%
Nobina AB (a)	3,456	21,448
Svenska Cellulosa AB SCA, Class B	13,861	120,581

		142,029

Switzerland—1.7%
Baloise Holding AG	782	138,498
Banque Cantonale Vaudoise	30	23,361
Barry Callebaut AG	60	120,423
BKW AG	111	7,417
Intershop Holding AG	32	16,292
Nestle S.A.	1,739	180,025
Partners Group Holding AG	236	185,595
Schweiter Technologies AG	11	10,371
Swiss Life Holding AG	301	149,231

		831,213

Taiwan—4.6%
Asia Cement Corp.	47,000	72,023
Cheng Loong Corp.	37,000	24,055
China Airlines Ltd.	69,000	21,851
China Development Financial Holding Corp.	116,000	35,408
China Motor Corp. (e)	44,000	39,264
China Petrochemical Development Corp. (e)	220,500	75,033
CTBC Financial Holding Co., Ltd.	221,000	151,962
E.Sun Financial Holding Co., Ltd.	150,000	125,640
Far Eastern Department Stores Ltd.	39,000	28,264
First Financial Holding Co., Ltd.	376,891	276,838
Formosa Chemicals & Fibre Corp.	13,000	43,199
Formosa Petrochemical Corp.	71,000	253,549
Formosa Plastics Corp.	31,000	114,410
Getac Technology Corp.	49,000	73,702
Great Wall Enterprise Co., Ltd.	29,960	38,560
HannStar Display Corp.	439,000	93,430
International CSRC Investment Holdings Co.	77,859	93,714
King Yuan Electronics Co., Ltd.	42,000	36,348
Lien Hwa Industrial Corp.	67,100	80,846
Mega Financial Holding Co., Ltd.	92,000	91,571
Mercuries Life Insurance Co., Ltd. (e)	48,594	16,686
Nanya Technology Corp.	27,000	56,134
Oriental Union Chemical Corp.	24,000	19,924
Powertech Technology, Inc.	36,000	88,223
Sercomm Corp.	20,000	43,453
Sinbon Electronics Co., Ltd.	18,139	66,362
Taichung Commercial Bank Co., Ltd.	62,000	24,966
Uni-President Enterprises Corp.	59,000	157,157
WT Microelectronics Co., Ltd.	19,003	24,465
Yageo Corp.	6,985	59,672

		2,326,709

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

June 30, 2019 (unaudited) (continued)

	Shares	Value*
Thailand—1.5%
Bangchak Corp. PCL (c)(d)	50,300	$50,088
Bangkok Bank PCL	15,600	101,290
Electricity Generating PCL (c)(d)	7,500	79,519
IRPC PCL (c)(d)	188,900	30,841
PTT PCL (c)(d)	105,400	167,835
Siam Cement PCL (c)(d)	8,900	136,988
Siamgas & Petrochemicals PCL (c)(d)	151,900	49,582
Star Petroleum Refining PCL (c)(d)	179,100	59,077
Tisco Financial Group PCL (c)(d)	32,600	99,436

		774,656

United Kingdom—1.0%
Berkeley Group Holdings PLC	2,107	99,858
Computacenter PLC	2,332	39,377
Gamma Communications PLC	5,572	81,376
IG Group Holdings PLC	2,886	21,396
Johnson Service Group PLC	17,486	33,087
Persimmon PLC	3,164	80,381
Regional REIT Ltd. REIT (a)	20,237	27,791
Renewables Infrastructure Group Ltd.	25,130	40,948
Royal Dutch Shell PLC, Class A	3,013	98,113

		522,327

United States—58.5%
AbbVie, Inc.	1,156	84,064
Accenture PLC, Class A	1,384	255,722
Adobe, Inc. (e)	1,117	329,124
Aflac, Inc.	4,085	223,899
AG Mortgage Investment Trust, Inc. REIT	4,371	69,499
AGNC Investment Corp. REIT	12,322	207,256
Align Technology, Inc. (e)	473	129,460
Allstate Corp.	4,060	412,861
Altria Group, Inc.	3,922	185,707
Amdocs Ltd.	771	47,871
Ameren Corp.	2,768	207,904
American Eagle Outfitters, Inc.	1,908	32,245
American Electric Power Co., Inc.	3,275	288,233
American Financial Group, Inc.	1,151	117,943
Amgen, Inc.	1,094	201,602
Annaly Capital Management, Inc. REIT	19,125	174,611
Anthem, Inc.	740	208,835
Anworth Mortgage Asset Corp. REIT	3,014	11,423
Apollo Commercial Real Estate Finance, Inc. REIT	4,686	86,176
Apple, Inc.	1,529	302,620
Archer-Daniels-Midland Co.	2,720	110,976
Ares Commercial Real Estate Corp. REIT	4,387	65,191
ARMOUR Residential REIT, Inc.	3,421	63,767
AT&T, Inc.	16,432	550,636
Atmos Energy Corp.	1,117	117,911
Automatic Data Processing, Inc.	1,632	269,819
AutoZone, Inc. (e)	319	350,731
Avaya Holdings Corp. (e)	3,065	36,504
Berkshire Hathaway, Inc., Class B (e)	256	54,572
Bright Horizons Family Solutions, Inc. (e)	972	146,646
Bristol-Myers Squibb Co.	3,818	173,146

	Shares	Value*
Broadridge Financial Solutions, Inc.	728	$92,951
CBTX, Inc.	1,720	48,401
Centene Corp. (e)	2,190	114,844
Chemed Corp.	355	128,098
Cherry Hill Mortgage Investment Corp. REIT	845	13,520
Chimera Investment Corp. REIT	5,061	95,501
Cigna Corp.	927	146,049
Cisco Systems, Inc.	7,106	388,911
CME Group, Inc.	748	145,194
CMS Energy Corp.	2,406	139,331
Coca-Cola Co.	1,240	63,141
Conagra Brands, Inc.	4,474	118,650
Consolidated Edison, Inc.	7,359	645,237
Constellation Brands, Inc., Class A	1,278	251,689
Contura Energy, Inc. (e)	994	51,589
Costco Wholesale Corp.	1,077	284,608
CubeSmart REIT	3,430	114,699
CVS Health Corp.	1,324	72,145
Darden Restaurants, Inc.	1,336	162,631
DaVita, Inc. (e)	1,107	62,280
DTE Energy Co.	1,095	140,029
Duke Energy Corp.	5,956	525,557
DXC Technology Co.	1,429	78,809
Dynex Capital, Inc. REIT	2,139	35,828
Eli Lilly & Co.	891	98,714
Encompass Health Corp.	1,643	104,100
Ennis, Inc.	2,558	52,490
Entergy Corp.	2,097	215,844
Equity LifeStyle Properties, Inc. REIT	1,149	139,420
Exelon Corp.	2,634	126,274
Exxon Mobil Corp.	395	30,269
Facebook, Inc., Class A (e)	1,531	295,483
Fidelity National Information Services, Inc.	1,248	153,105
frontdoor, Inc. (e)	1,037	45,161
FTI Consulting, Inc. (e)	1,738	145,714
Gaming and Leisure Properties, Inc. REIT	3,228	125,827
Granite Point Mortgage Trust, Inc. REIT	406	7,791
Haemonetics Corp. (e)	1,052	126,598
Home Depot, Inc.	1,419	295,109
Humana, Inc.	837	222,056
Huntington Ingalls Industries, Inc.	156	35,059
IAA, Inc. (e)	1,997	77,444
ICF International, Inc.	1,161	84,521
Ingredion, Inc.	1,039	85,707
Insperity, Inc.	606	74,017
Intel Corp.	4,702	225,085
Intuit, Inc.	259	67,684
Intuitive Surgical, Inc. (e)	723	379,250
Invesco Mortgage Capital, Inc. REIT	5,280	85,114
Johnson & Johnson	6,720	935,962
KAR Auction Services, Inc.	1,997	49,925
Kellogg Co.	622	33,321
Keurig Dr Pepper, Inc.	2,904	83,926
Kimberly-Clark Corp.	1,741	232,040
L3 Technologies, Inc.	797	195,400
Laboratory Corp. of America Holdings (e)	1,590	274,911

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

June 30, 2019 (unaudited) (continued)

	Shares	Value*
Ladder Capital Corp. REIT	2,432	$40,396
Lamb Weston Holdings, Inc.	1,635	103,594
Leidos Holdings, Inc.	1,588	126,802
Lockheed Martin Corp.	1,824	663,097
ManTech International Corp., Class A	1,791	117,937
Marsh & McLennan Cos., Inc.	527	52,568
Mastercard, Inc., Class A	1,670	441,765
McDonald’s Corp.	2,518	522,888
McGrath RentCorp	1,482	92,106
Merck & Co., Inc.	1,106	92,738
MFA Financial, Inc. REIT	8,361	60,032
Microsoft Corp.	2,137	286,273
Motorola Solutions, Inc.	353	58,856
Nasdaq, Inc.	1,512	145,409
National CineMedia, Inc.	4,631	30,379
New Residential Investment Corp. REIT	7,150	110,039
NextEra Energy, Inc.	2,379	487,362
Northfield Bancorp, Inc.	396	6,182
Northrop Grumman Corp.	1,351	436,522
NVR, Inc. (e)	8	26,962
O’Reilly Automotive, Inc. (e)	514	189,830
Occidental Petroleum Corp.	3,571	179,550
Old Republic International Corp.	4,790	107,200
Omega Healthcare Investors, Inc.	1,527	56,117
Oritani Financial Corp.	406	7,202
Paychex, Inc.	1,706	140,387
Peoples Bancorp, Inc.	669	21,582
PepsiCo, Inc.	4,828	633,096
Pfizer, Inc.	12,556	543,926
Pinnacle West Capital Corp.	1,439	135,396
Procter & Gamble Co.	6,716	736,409
Progressive Corp.	4,357	348,255
Prospect Capital Corp.	14,030	91,616
QCR Holdings, Inc.	604	21,061
Quest Diagnostics, Inc.	1,174	119,525
Raytheon Co.	654	113,718
RBB Bancorp	438	8,471
Republic Services, Inc.	6,742	584,127
Retail Properties of America, Inc., Class A REIT	7,958	93,586
Ross Stores, Inc.	2,891	286,556
Royal Caribbean Cruises Ltd.	871	105,574
S&P Global, Inc.	1,068	243,280
Sabre Corp.	2,817	62,537
ServiceMaster Global Holdings, Inc. (e)	2,621	136,528
Southern Co.	238	13,157
SP Plus Corp. (e)	2,076	66,287
Stitch Fix, Inc., Class A (e)	1,868	59,757
STORE Capital Corp. REIT	3,774	125,259
Sysco Corp.	2,347	165,980
T-Mobile U.S., Inc. (e)	2,160	160,142
Target Corp.	1,619	140,222
TCG BDC, Inc.	1,777	27,081
TJX Cos., Inc.	3,944	208,559
Total System Services, Inc.	1,793	229,988
TPG RE Finance Trust, Inc. REIT	1,025	19,772
Two Harbors Investment Corp. REIT	6,846	86,739

	Shares	Value*
Tyson Foods, Inc., Class A	1,295	$104,558
U.S. Foods Holding Corp. (e)	547	19,561
UGI Corp.	2,094	111,841
United Therapeutics Corp. (e)	1,003	78,294
UnitedHealth Group, Inc.	2,252	549,511
Valero Energy Corp.	1,771	151,615
Verizon Communications, Inc.	12,410	708,983
Visa, Inc., Class A	1,726	299,547
Walmart, Inc.	2,392	264,292
Walt Disney Co.	401	55,996
Waste Management, Inc.	7,706	889,041
Waterstone Financial, Inc.	1,819	31,032
WEC Energy Group, Inc.	6,076	506,556
WellCare Health Plans, Inc. (e)	432	123,150
Western Asset Mortgage Capital Corp. REIT	3,885	38,772
Xcel Energy, Inc.	8,887	528,688
Zoetis, Inc.	2,001	227,094

		29,398,877

Total Common Stock (cost—$42,228,743)		48,979,037

EXCHANGE-TRADED FUNDS—0.7%

iShares Edge MSCI Min Vol Global (cost—$336,600)	4,000	368,480

MUTUAL FUNDS—0.2%

3i Infrastructure PLC	6,625	25,039
BB Biotech AG	1,251	84,792

Total Mutual Funds (cost—$106,071)		109,831

RIGHTS—0.0%

United Kingdom—0.0%
Regional REIT Ltd. REIT, exercise price GBP 1.07, expires 7/18/19 (e) (cost—$0)	2,529	3,462

	Principal Amount (000s)

Repurchase Agreements—1.6%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $801,033; collateralized by U.S. Treasury Inflation Indexed Notes, 0.25%, due 1/15/25, valued at $821,796 including accrued interest (cost—$801,000)	$801	801,000

Total Investments (cost—$43,472,414) (b)—99.9%		50,261,810

Other assets less liabilities—0.1%		26,103

Net Assets—100.0%		$50,287,913

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

June 30, 2019 (unaudited) (continued)

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $603,067, representing 1.2% of net assets.

(b)	Securities with an aggregate value of $17,522,552, representing 34.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $673,366, representing 1.3% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

GBP—British Pound

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Electric Utilities	6.5%
IT Services	5.4%
Pharmaceuticals	5.1%
Banks	4.8%
Insurance	4.5%
Healthcare Providers & Services	4.4%
Diversified Telecommunication Services	4.3%
Commercial Services & Supplies	3.7%
Multi-Utilities	3.5%
Equity Real Estate Investment Trusts (REITs)	3.2%
Specialty Retail	3.1%
Food Products	3.0%
Oil, Gas & Consumable Fuels	3.0%
Aerospace & Defense	2.9%
Beverages	2.5%
Mortgage Real Estate Investment Trusts (REITs)	2.5%
Hotels, Restaurants & Leisure	2.3%
Food & Staples Retailing	2.3%
Construction & Engineering	2.3%
Household Products	1.9%
Wireless Telecommunication Services	1.9%
Technology Hardware, Storage & Peripherals	1.8%
Software	1.7%
Capital Markets	1.7%
Healthcare Equipment & Supplies	1.4%
Airlines	1.2%
Trading Companies & Distributors	1.2%
Gas Utilities	1.1%
Chemicals	1.1%
Semiconductors & Semiconductor Equipment	1.1%

Real Estate Management & Development	1.0%
Communications Equipment	1.0%
Interactive Media & Services	0.9%
Exchange-Traded Funds	0.7%
Biotechnology	0.7%
Household Durables	0.7%
Diversified Consumer Services	0.7%
Professional Services	0.6%
Construction Materials	0.6%
Transportation Infrastructure	0.6%
Tobacco	0.6%
Metals & Mining	0.6%
Electronic Equipment, Instruments & Components	0.5%
Paper & Forest Products	0.4%
Multi-Line Retail	0.4%
Media	0.4%
Independent Power Producers & Energy Traders	0.3%
Building Products	0.3%
Industrial Conglomerates	0.2%
Leisure Equipment & Products	0.2%
Mutual Funds	0.2%
Diversified Financial Services	0.2%
Road & Rail	0.2%
Water Utilities	0.2%
Textiles, Apparel & Luxury Goods	0.1%
Containers & Packaging	0.1%
Internet & Direct Marketing Retail	0.1%
Automobiles	0.1%
Entertainment	0.1%
Thrifts & Mortgage Finance	0.1%
Marine	0.1%
Consumer Finance	0.0%
Repurchase Agreements	1.6%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

June 30, 2019 (unaudited)

	Shares	Value*

COMMON STOCK—99.3%

Australia—3.0%
BWP Trust REIT	16,910	$43,749
Charter Hall Retail REIT	6,494	19,944
Cromwell Property Group REIT	22,050	17,889
Qantas Airways Ltd.	20,280	76,960

		158,542

Austria—0.5%
Verbund AG	484	25,355

Bermuda—1.7%
Argo Group International Holdings Ltd.	1,200	88,860

Brazil—0.5%
Cia Paranaense de Energia, Class P ADR	2,000	25,400

Canada—3.0%
Canfor Pulp Products, Inc.	1,215	9,965
Cogeco Communications, Inc.	500	35,959
Gibson Energy, Inc.	1,172	20,897
Granite Real Estate Investment Trust REIT	1,272	58,561
International Petroleum Corp. (e)	4,428	19,757
TFI International, Inc.	470	14,223

		159,362

China—3.0%
China Railway Group Ltd., Class H	33,000	25,097
Huaxin Cement Co., Ltd., Class B	16,499	38,242
Jiangsu Expressway Co., Ltd., Class H	18,000	25,618
Weichai Power Co., Ltd., Class H	41,000	69,348

		158,305

Denmark—1.7%
Topdanmark A/S	1,646	92,895

Finland—0.3%
Ramirent Oyj	1,554	15,797

France—0.3%
Eutelsat Communications S.A.	977	18,247

Germany—0.2%
ProSiebenSat.1 Media SE	611	9,572

Greece—0.8%
Motor Oil Hellas Corinth Refineries S.A.	1,631	41,729

Hong Kong—1.6%
Hui Xian Real Estate Investment Trust REIT	33,876	16,772
Hysan Development Co., Ltd.	10,000	51,671
Yue Yuen Industrial Holdings Ltd.	6,000	16,457

		84,900

India—1.9%
Larsen & Toubro Infotech Ltd. (a)	404	10,788
Mphasis Ltd.	2,440	35,796
WNS Holdings Ltd. ADR (e)	900	53,280

		99,864

	Shares	Value*
Indonesia—0.4%
Indo Tambangraya Megah Tbk PT	18,600	$23,121

Italy—0.8%
Saras SpA	4,958	7,484
Unipol Gruppo SpA	6,986	34,041

		41,525

Japan—11.2%
Advance Residence Investment Corp. REIT	18	53,543
AEON REIT Investment Corp. REIT	27	34,572
Daiwa Office Investment Corp. REIT	4	28,698
Fuji Oil Co., Ltd.	4,500	11,039
Fuji Soft, Inc.	600	26,378
GungHo Online Entertainment, Inc.	1,190	33,047
Invincible Investment Corp. REIT	61	31,597
Japan Airlines Co., Ltd.	800	25,533
Japan Rental Housing Investments, Inc. REIT	25	19,437
Juki Corp.	900	8,336
Nippon Accommodations Fund, Inc. REIT	6	33,623
Nippon Carbon Co., Ltd.	200	7,709
Nippon REIT Investment Corp. REIT	10	38,882
Noritake Co., Ltd.	400	16,815
Okamura Corp.	1,800	18,024
Sankyu, Inc.	2,000	105,303
SKY Perfect JSAT Holdings, Inc.	4,300	16,785
Skylark Holdings Co., Ltd.	1,000	17,476
Sumitomo Forestry Co., Ltd.	2,900	34,860
T-Gaia Corp.	1,700	32,203

		593,860

Korea (Republic of)—1.1%
DGB Financial Group, Inc.	2,491	17,593
Macquarie Korea Infrastructure Fund	2,122	21,674
WiSoL Co., Ltd.	1,137	18,663

		57,930

Netherlands—1.1%
ASR Nederland NV	1,393	56,599

Norway—0.3%
Atea ASA (e)	1,250	16,998

Portugal—0.8%
NOS SGPS S.A.	6,705	44,080

Russian Federation—1.8%
Alrosa PJSC (c)(d)	70,500	96,206

Singapore—2.4%
Mapletree Commercial Trust REIT	27,500	42,493
Mapletree Industrial Trust REIT	23,000	38,092
Mapletree North Asia Commercial Trust REIT	45,600	49,203

		129,788

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

June 30, 2019 (unaudited) (continued)

	Shares	Value*
South Africa—1.4%
Exxaro Resources Ltd.	1,149	$14,070
Telkom S.A. SOC Ltd.	9,404	61,502

		75,572

Spain—0.5%
Ence Energia y Celulosa S.A.	3,635	16,434
Mediaset Espana Comunicacion S.A.	1,619	11,785

		28,219

Taiwan—1.0%
Huaku Development Co., Ltd.	10,000	27,439
Radiant Opto-Electronics Corp.	8,000	26,885

		54,324

Thailand—1.1%
Thanachart Capital PCL (c)(d)	32,700	59,201

United Arab Emirates—0.4%
Air Arabia PJSC (e)	68,239	19,321

United Kingdom—4.0%
Computacenter PLC	1,471	24,838
Go-Ahead Group PLC	1,510	37,815
Greggs PLC	521	15,185
Hays PLC	10,143	20,265
Intu Properties PLC REIT	7,333	7,093
Nomad Foods Ltd. (e)	1,410	30,118
OneSavings Bank PLC	4,148	19,101
QinetiQ Group PLC	7,210	25,620
SSP Group PLC	3,834	33,415

		213,450

United States—52.5%
Alliance Resource Partners L.P.	2,700	45,846
Allied Motion Technologies, Inc.	430	16,297
America’s Car-Mart, Inc. (e)	500	43,040
American Public Education, Inc. (e)	495	14,642
Atkore International Group, Inc. (e)	2,185	56,526
Barrett Business Services, Inc.	400	33,040
Benchmark Electronics, Inc.	2,800	70,336
Bio-Techne Corp.	665	138,646
Bruker Corp.	1,300	64,935
Charles River Laboratories International, Inc. (e)	870	123,453
Citi Trends, Inc.	745	10,892
Clearway Energy, Inc., Class A	2,535	41,016
Cornerstone Building Brands, Inc. (e)	1,345	7,841
Cubic Corp.	260	16,765
Dana, Inc.	1,200	23,928
Deckers Outdoor Corp. (e)	165	29,035
El Paso Electric Co.	800	52,320
Emergent Biosolutions, Inc. (e)	1,130	54,590
Exantas Capital Corp. REIT	2,495	28,218
Exelixis, Inc. (e)	440	9,403
Extended Stay America, Inc. UNIT	1,700	28,713
Financial Institutions, Inc.	710	20,696
Franklin Street Properties Corp. REIT	1,475	10,886

	Shares	Value*
Gray Television, Inc. (e)	620	$10,162
Greenhill & Co., Inc.	390	5,300
Halozyme Therapeutics, Inc. (e)	620	10,652
Hess Midstream Partners L.P.	585	11,408
Hill-Rom Holdings, Inc.	310	32,432
Horizon Therapeutics PLC (e)	755	18,165
Integer Holdings Corp. (e)	1,165	97,767
IQVIA Holdings, Inc. (e)	740	119,066
Kelly Services, Inc., Class A	1,005	26,321
Keysight Technologies, Inc. (e)	950	85,319
La-Z-Boy, Inc.	565	17,323
Lennar Corp., Class B	420	16,174
Liberty TripAdvisor Holdings, Inc., Class A (e)	800	9,920
Lululemon Athletica, Inc. (e)	335	60,370
M/I Homes, Inc. (e)	735	20,977
Malibu Boats, Inc., Class A (e)	1,200	46,620
ManTech International Corp., Class A	1,855	122,152
Marcus Corp.	420	13,843
MasterCraft Boat Holdings, Inc. (e)	1,950	38,200
Mercer International, Inc.	1,430	22,122
Methode Electronics, Inc.	2,800	79,996
MGIC Investment Corp. (e)	7,705	101,244
Moog, Inc., Class A	970	90,802
MSA Safety, Inc.	830	87,474
Navient Corp.	955	13,036
Oasis Midstream Partners L.P.	705	15,157
Patterson Cos., Inc.	460	10,534
PC Connection, Inc.	315	11,019
PDL BioPharma, Inc. (e)	3,180	9,985
Plains GP Holdings L.P., Class A (e)	2,180	54,435
PRA Health Sciences, Inc. (e)	820	81,303
Premier, Inc., Class A (e)	1,560	61,012
Progress Software Corp.	815	35,550
Rush Enterprises, Inc., Class A	885	32,320
SJW Group	350	21,269
Surmodics, Inc. (e)	640	27,629
Tailored Brands, Inc.	1,455	8,395
Taylor Morrison Home Corp., Class A (e)	5,400	113,184
Tower International, Inc.	545	10,628
Triple-S Management Corp., Class B (e)	1,020	24,327
Unisys Corp. (e)	1,200	11,664
Vectrus, Inc. (e)	730	29,609
Verint Systems, Inc. (e)	1,655	89,006
Vishay Intertechnology, Inc.	1,915	31,636
Zix Corp. (e)	1,645	14,953

		2,791,524

Total Common Stock (cost—$4,723,109)		5,280,546

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

June 30, 2019 (unaudited) (continued)

	Shares	Value*

PREFERRED STOCK—0.6%

Brazil—0.6%
Cia Paranaense de Energia (cost—$22,392)	2,500	$31,641

Total Investments (cost—$4,745,501) (b)—99.9%		5,312,187

Other assets less liabilities—0.1%		4,724

Net Assets—100.0%		$5,316,911

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $10,788, representing 0.2% of net assets.

(b)	Securities with an aggregate value of $1,845,591, representing 34.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $155,407, representing 2.9% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Equity Real Estate Investment Trusts (REITs)	10.2%
Life Sciences Tools & Services	9.9%
Electronic Equipment, Instruments & Components	5.4%
Insurance	5.1%
Oil, Gas & Consumable Fuels	5.0%
IT Services	4.5%
Household Durables	3.8%
Software	3.1%
Aerospace & Defense	3.1%
Healthcare Equipment & Supplies	3.0%
Road & Rail	3.0%
Media	2.8%
Electric Utilities	2.5%
Airlines	2.3%
Thrifts & Mortgage Finance	2.3%
Textiles, Apparel & Luxury Goods	2.0%
Commercial Services & Supplies	2.0%
Banks	1.8%
Metals & Mining	1.8%
Healthcare Providers & Services	1.8%

Hotels, Restaurants & Leisure	1.8%
Specialty Retail	1.8%
Leisure Equipment & Products	1.6%
Biotechnology	1.6%
Professional Services	1.5%
Real Estate Management & Development	1.5%
Machinery	1.5%
Electrical Equipment	1.4%
Diversified Telecommunication Services	1.1%
Paper & Forest Products	0.9%
Trading Companies & Distributors	0.9%
Independent Power Producers & Energy Traders	0.8%
Construction Materials	0.7%
Computers	0.7%
Auto Components	0.6%
Entertainment	0.6%
Food Products	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Capital Markets	0.5%
Semiconductors & Semiconductor Equipment	0.5%
Transportation Infrastructure	0.5%
Construction & Engineering	0.5%
Water Utilities	0.4%
Pharmaceuticals	0.3%
Hand/Machine Tools	0.3%
Diversified Consumer Services	0.3%
Lodging	0.3%
Consumer Finance	0.2%
Retail	0.2%
Interactive Media & Services	0.2%
Building Products	0.1%
Chemicals	0.1%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI International Growth Portfolio

June 30, 2019 (unaudited)

	Shares	Value*

COMMON STOCK—98.9%

Australia—1.0%
CSL Ltd.	2,147	$325,107

Brazil—5.4%
Lojas Renner S.A.	17,677	217,099
Odontoprev S.A.	38,012	180,757
Raia Drogasil S.A.	9,983	197,843
StoneCo Ltd., Class A (c)	32,867	972,206
WEG S.A.	33,925	188,710

		1,756,615

Canada—11.3%
Alimentation Couche-Tard, Inc., Class B	14,999	943,887
Canadian National Railway Co.	4,381	405,465
Constellation Software, Inc.	841	792,642
Restaurant Brands International, Inc.	12,623	877,841
Shopify, Inc., Class A (c)	2,298	689,745

		3,709,580

China—13.3%
Alibaba Group Holding Ltd. ADR (c)	9,940	1,684,333
Baidu, Inc. ADR (c)	3,353	393,508
TAL Education Group ADR (c)	6,817	259,728
Tencent Holdings Ltd.	35,383	1,600,705
Weibo Corp. ADR (c)	9,743	424,308

		4,362,582

Denmark—9.0%
Ambu A/S, Class B, Class B	74,833	1,216,505
Coloplast A/S, Class B	2,824	319,221
DSV A/S	8,697	856,393
Novo Nordisk A/S, Class B	10,870	555,209

		2,947,328

Germany—11.1%
Bechtle AG	4,306	495,559
Infineon Technologies AG	51,876	921,820
SAP SE	8,706	1,193,522
Wirecard AG	4,481	756,466
Zalando SE (a)(c)	6,347	281,024

		3,648,391

Hong Kong—4.3%
AIA Group Ltd.	131,607	1,421,211

India—4.1%
HDFC Bank Ltd. ADR	10,379	1,349,685

Indonesia—1.8%
Ace Hardware Indonesia Tbk PT	2,254,379	288,855
Bank Central Asia Tbk PT	139,869	296,812

		585,667

Ireland—5.0%
DCC PLC	7,697	686,659
Kingspan Group PLC	10,129	550,085
Ryanair Holdings PLC ADR (c)	6,065	389,009

		1,625,753

Israel—3.8%
Wix.com Ltd. (c)	8,733	1,240,959

Japan—4.2%
Hoshizaki Corp.	4,002	298,434
Keyence Corp.	1,124	693,196
MonotaRO Co., Ltd.	15,418	377,683

		1,369,313

	Shares	Value*

Korea (Republic of)—1.1%
LG Household & Health Care Ltd.	313	$356,496

Netherlands—3.7%
ASML Holding NV	5,890	1,225,649

New Zealand—1.5%
Mainfreight Ltd.	18,592	508,797

Philippines—0.6%
Jollibee Foods Corp.	36,392	200,203

South Africa—2.4%
PSG Group Ltd.	46,519	789,386

Spain—0.5%
Amadeus IT Group S.A.	2,088	165,465

Sweden—7.8%
AddTech AB, Class B	21,427	650,637
Assa Abloy AB, Class B	11,934	269,263
Atlas Copco AB, Class A	16,153	517,633
Hexagon AB, Class B	7,743	430,539
Hexpol AB	52,556	428,730
Trelleborg AB, Class B	18,790	267,119

		2,563,921

Switzerland—4.7%
Partners Group Holding AG	652	512,745
Sika AG	2,630	449,316
Temenos AG (c)	1,719	307,794
VAT Group AG (a)(c)	2,335	288,019

		1,557,874

United Kingdom—2.3%
ASOS PLC (c)	10,115	328,291
Unilever PLC	7,106	441,107

		769,398

Total Common Stock (cost—$31,275,832)		32,479,380

	Principal Amount (000s)

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 6/28/19, 0.50%, due 7/1/19, proceeds $356,015; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25, valued at $366,237 including accrued interest (cost—$356,000)	$356	356,000

Total Investments (cost—$31,631,832) (b)—100.0%		32,835,380

Liabilities in excess of other assets—(0.0)%		(10,667)

Net Assets—100.0%		$32,824,713

Schedule of Investments

AllianzGI International Growth Portfolio

June 30, 2019 (unaudited) (continued)

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $569,043, representing 1.7% of net assets.

(b)	Securities with an aggregate value of $19,932,184, representing 60.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

IT Services	13.2%
Interactive Media & Services	7.4%
Software	7.0%
Internet & Direct Marketing Retail	7.0%
Semiconductors & Semiconductor Equipment	6.5%
Banks	5.0%
Machinery	4.7%
Healthcare Equipment & Supplies	4.7%
Insurance	4.3%
Road & Rail	3.8%
Food & Staples Retailing	3.5%
Electronic Equipment, Instruments & Components	3.4%
Hotels, Restaurants & Leisure	3.3%
Trading Companies & Distributors	3.1%
Chemicals	2.7%
Building Products	2.5%
Personal Products	2.4%
Diversified Financial Services	2.4%
Industrial Conglomerates	2.1%
Pharmaceuticals	1.7%
Capital Markets	1.6%
Air Freight & Logistics	1.5%
Airlines	1.2%
Biotechnology	1.0%
Specialty Retail	0.9%
Diversified Consumer Services	0.8%
Multi-Line Retail	0.7%
Healthcare Providers & Services	0.5%
Repurchase Agreements	1.1%

100.0%

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. As of June 30, 2019, the AllianzGI Institutional Multi-Series Trust (the “Trust”) consisted of four separate investment series, (each a “Portfolio” and together the “Portfolios”). The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) of the Trust has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated responsibility for applying the valuation methods to the Allianz Global Investors U.S. LLC (the “Manager”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected, or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each Portfolio may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. Each Portfolio’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Portfolios may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of a Portfolio is calculated. With respect to certain foreign securities, the Portfolios fair-value securities using modeling tools provided by third-party vendors, where appropriate. The Portfolios have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolios for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of a Portfolio may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2018-13 which changes the fair value measurement disclosure requirements for investment companies. The ASU 2018-13 is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management has reviewed ASU 2018-13 and resolved to adopt immediately certain aspects of the ASU related to the removal and modification of certain fair measurement disclosures.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Portfolios have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Manager’s or the Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios to measure fair value during the nine months ended June 30, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Portfolios valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Portfolios valuation procedures are designed to value a security at the price the Portfolios may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolios would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations—Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at June 30, 2019 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on investments in securities and other financial instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/19
AllianzGI Advanced Core Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$63,492,910	—	$63,492,910
U.S. Government Agency Securities	—	29,673,389	—	29,673,389
U.S. Treasury Obligations	—	26,479,789	—	26,479,789
Sovereign Debt Obligations	—	15,768,186	—	15,768,186
Repurchase Agreements	—	948,000	—	948,000

	—	136,362,274	—	136,362,274

Other Financial Instruments*—Liabilities
Interest Rate Contracts	$(114,730)	—	—	(114,730)

Totals	$(114,730)	$136,362,274	—	$136,247,544

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/19
AllianzGI Best Styles Global Managed Volatility:
Investments in Securities—Assets
Common Stock:
Australia	—	$380,056	—	$380,056
Belgium	—	169,214	—	169,214
China	$23,298	1,139,669	—	1,162,967
Czech Republic	41,614	166,602	—	208,216
Denmark	26,333	50,871	—	77,204
Finland	116,957	233,464	—	350,421
France	87,214	488,209	—	575,423
Germany	81,635	344,129	—	425,764
Hong Kong	—	879,409	—	879,409
Hungary	—	161,767	—	161,767
Indonesia	—	58,617	—	58,617
Israel	—	430,192	—	430,192
Italy	—	582,843	—	582,843
Japan	13,284	5,981,636	—	5,994,920
Korea (Republic of)	—	509,543	—	509,543
Malaysia	—	596,411	—	596,411
Netherlands	74,411	380,629	—	455,040
New Zealand	24,396	128,208	—	152,604
Norway	—	101,505	—	101,505
Poland	66,381	19,037	—	85,418
Singapore	18,065	703,705	—	721,770
Spain	—	114,192	—	114,192
Sweden	—	142,029	—	142,029
Switzerland	16,292	814,921	—	831,213
Taiwan	—	2,326,709	—	2,326,709
Thailand	—	101,290	$673,366	774,656
United Kingdom	114,463	407,864	—	522,327
All Other	30,188,607	—	—	30,188,607
Exchange-Traded Funds	368,480	—	—	368,480
Mutual Funds	—	109,831	—	109,831
Rights	—	3,462	—	3,462
Repurchase Agreements	—	801,000	—	801,000

Totals	$31,261,430	$18,327,014	$673,366	$50,261,810

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/19
AllianzGI Global Small-Cap Opportunities:
Investments in Securities—Assets
Common Stock:
Australia	—	$158,542	—	$158,542
Austria	—	25,355	—	25,355
Canada	$222,098	19,757	—	241,855
China	—	158,305	—	158,305
Denmark	—	92,895	—	92,895
France	—	18,247	—	18,247
Germany	—	9,572	—	9,572
Hong Kong	—	84,900	—	84,900
India	53,280	46,584	—	99,864
Indonesia	—	23,121	—	23,121
Italy	—	41,525	—	41,525
Japan	—	593,860	—	593,860
Korea (Republic of)	—	57,930	—	57,930
Netherlands	—	56,599	—	56,599
Portugal	—	44,080	—	44,080
Russian Federation	—	—	$96,206	96,206
Singapore	—	129,788	—	129,788
South Africa	—	75,572	—	75,572
Spain	—	28,219	—	28,219
Taiwan	—	54,324	—	54,324
Thailand	—	—	59,201	59,201
United Kingdom	87,034	126,416	—	213,450
All Other	2,917,136	—	—	2,917,136
Preferred Stock	31,641	—	—	31,641

Totals	$3,311,189	$1,845,591	$155,407	$5,312,187

AllianzGI International Growth:
Investments in Securities—Assets
Common Stock:
Brazil	$1,756,615	—	—	$1,756,615
Canada	3,709,580	—	—	3,709,580
China	2,761,877	$1,600,705	—	4,362,582
India	1,349,685	—	—	1,349,685
Ireland	939,094	686,659	—	1,625,753
Israel	1,240,959	—	—	1,240,959
South Africa	789,386	—	—	789,386
All Other	—	17,644,820	—	17,644,820
Repurchase Agreements	—	356,000	—	356,000

Totals	$12,547,196	$20,288,184	—	$32,835,380

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended June 30, 2019, was as follows:

	Beginning Balance 9/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3	Ending Balance 6/30/19
AllianzGI Best Styles Global Managed Volatility:
Investments in Securities—Assets
Common Stock:
Thailand	$758,135	$56,504	$(218,263)	$—	$(15,376)	$33,289	$59,077	†	$—	$673,366

	Beginning Balance 9/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/19
AllianzGI Global Small-Cap Opportunities:
Investments in Securities—Assets
Common Stock:
Russian Federation	$111,656	$3,100	$—	$—	$—	$(18,550)	$—	$—	$96,206
Thailand	54,348	—	—	—	—	4,853	—	—	59,201

Totals	$166,004	$3,100	$—	$—	$—	$(13,697)	$—	$—	$155,407

*	Other financial instruments are derivatives, such as, futures contracts which are valued at the unrealized appreciation (depreciation) of the instrument.
†	Transferred out of Level 1 and into Level 3 because an exchange traded price was not available in the foreign market at June 30, 2019.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Portfolios held at June 30, 2019 was:

AllianzGI Best Styles Global Managed Volatility	$886
AllianzGI Global Small-Cap Opportunities	(13,697)

At June 30, 2019, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Advanced Core Bond	$134,450,390	$2,553,026	$755,872	$1,797,154
AllianzGI Best Styles Global Managed Volatility	43,523,826	8,829,641	2,091,657	6,737,984
AllianzGI Global Small-Cap Opportunities	4,770,038	773,834	231,685	542,149
AllianzGI International Growth	31,636,379	1,613,993	414,992	1,199,001

(1)	Differences, if any, between book and tax cost basis are primarily attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.